UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (39.7%)(a)
			Shares	Value

Basic materials (1.9%)

Airgas, Inc.			10,100	$1,030,402

AP Thailand PCL NVDR (Thailand)			4,072,600	681,374

Axalta Coating Systems, Ltd.(NON)			10,900	346,729

Bemis Co., Inc.			19,300	860,201

China Lesso Group Holdings, Ltd. (China)			2,389,000	1,872,735

China Singyes Solar Technologies Holdings, Ltd. (China)			880,000	877,308

Huabao International Holdings, Ltd. (China)			2,921,000	1,421,993

Hyosung Corp. (South Korea)			22,672	2,751,432

International Flavors & Fragrances, Inc.			11,971	1,383,728

Koza Altin Isletmeleri AS (Turkey)			121,194	1,018,594

Newmont Mining Corp.			86,100	1,478,337

Royal Gold, Inc.			13,200	665,544

Sappi, Ltd. (South Africa)(NON)			751,241	2,478,353

SBA Communications Corp. Class A(NON)			24,700	2,981,784

Sherwin-Williams Co. (The)			15,500	4,305,280

Sibanye Gold, Ltd. (South Africa)			1,451,063	1,917,701

Soulbrain Co., Ltd. (South Korea)			22,188	803,060

				26,874,555
Capital goods (2.2%)

Avery Dennison Corp.			17,900	1,089,215

Ball Corp.			25,600	1,736,704

Cleanaway Co., Ltd. (Taiwan)			171,000	823,636

General Dynamics Corp.			47,600	7,097,636

Lockheed Martin Corp.			32,900	6,813,590

Raytheon Co.			46,000	5,018,140

Rockwell Collins, Inc.			25,400	2,149,348

Stericycle, Inc.(NON)			9,800	1,381,506

TransDigm Group, Inc.(NON)			9,400	2,127,220

Waste Management, Inc.			46,600	2,382,658

				30,619,653
Communication services (0.9%)

China Mobile, Ltd. (China)			432,500	5,631,864

Mobile Telesystems OJSC ADR (Russia)			82,788	678,862

Verizon Communications, Inc.			127,317	5,957,162

				12,267,888
Conglomerates (0.7%)

Danaher Corp.			72,892	6,673,992

Sistema JSFC GDR (Russia)			316,960	2,690,823

				9,364,815
Consumer cyclicals (4.6%)

ANTA Sports Products, Ltd. (China)			473,000	1,215,311

Automatic Data Processing, Inc.			51,700	4,124,109

AutoZone, Inc.(NON)			6,246	4,378,071

Belle International Holdings, Ltd. (China)			1,528,000	1,581,757

Clorox Co. (The)			12,700	1,421,638

CVC Brasil Operadora e Agencia de Viagens SA (Brazil)			113,500	619,883

Discovery Communications, Inc. Class C(NON)			44,000	1,333,200

Dollar General Corp.			58,800	4,725,756

Dollar Tree, Inc.(NON)			39,463	3,079,298

FactSet Research Systems, Inc.			6,100	1,010,526

Harley-Davidson, Inc.			40,400	2,355,320

Interpublic Group of Cos., Inc. (The)			78,500	1,672,050

Kohl's Corp.			12,700	778,764

Lear Corp.			3,200	333,024

Lewis Group, Ltd. (South Africa)			99,575	453,776

LF Corp. (South Korea)			21,017	628,247

Madison Square Garden Co. (The) Class A(NON)			12,000	1,000,800

NagaCorp, Ltd. (Cambodia)			1,104,000	898,604

Naspers, Ltd. Class N (South Africa)			2,945	416,944

NIKE, Inc. Class B			3,000	345,660

Omnicom Group, Inc.			36,872	2,694,606

PayPal Holdings, Inc.(NON)			133,700	5,174,190

Ralph Lauren Corp.			11,000	1,384,790

Scripps Networks Interactive Class A			20,295	1,270,061

Target Corp.			90,100	7,374,685

Tongaat Hulett, Ltd. (South Africa)			63,234	609,702

Vantiv, Inc. Class A(NON)			24,700	1,086,800

VF Corp.			48,500	3,738,865

Wal-Mart Stores, Inc.			27,900	2,008,242

Walt Disney Co. (The)			60,800	7,296,000

				65,010,679
Consumer staples (4.2%)

Altria Group, Inc.			146,031	7,941,166

Amorepacific Group (South Korea)			17,193	2,852,585

Arca Continental SAB de CV (Mexico)			230,175	1,382,407

Bunge, Ltd.			24,000	1,916,400

Chipotle Mexican Grill, Inc.(NON)			700	519,561

Church & Dwight Co., Inc.			14,800	1,277,684

Colgate-Palmolive Co.			76,700	5,217,134

Costco Wholesale Corp.			50,500	7,337,650

Daesang Corp. (South Korea)			65,260	1,986,401

Dr. Pepper Snapple Group, Inc.			34,600	2,775,612

Grape King Bio, Ltd. (Taiwan)			350,000	2,357,946

Gruma SAB de CV Class B (Mexico)			217,766	2,849,035

JBS SA (Brazil)			562,451	2,531,395

KT&G Corp. (South Korea)			27,290	2,565,121

McDonald's Corp.			81,368	8,125,408

Philip Morris International, Inc.			31,600	2,702,748

Pinnacle Foods, Inc.			10,000	449,500

Reynolds American, Inc.			45,600	3,912,024

Sao Martinho SA (Brazil)			66,101	652,525

Tupperware Brands Corp.			9,600	561,312

				59,913,614
Energy (2.0%)

Bangchak Petroleum PCL (The) (Thailand)			1,591,800	1,546,862

Exxon Mobil Corp.			150,331	11,907,719

HollyFrontier Corp.			37,300	1,800,098

National Oilwell Varco, Inc.			70,400	2,965,952

Spectra Energy Corp.			126,866	3,838,965

Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)			1,960,300	868,559

Tatneft PAO ADR (Russia)			81,722	2,404,920

Thai Oil PCL (Thailand)			882,800	1,208,543

Tupras Turkiye Petrol Rafinerileri AS (Turkey)(NON)			48,190	1,251,057

				27,792,675
Financials (8.7%)

Alexandria Real Estate Equities, Inc.(R)			9,500	880,745

American Campus Communities, Inc.(R)			20,200	753,864

American Capital Agency Corp.(R)			68,200	1,313,532

Axis Capital Holdings, Ltd.			16,700	961,252

Banco Bradesco SA ADR (Brazil)			386,709	3,070,469

Bank Negara Indonesia Persero Tbk PT (Indonesia)			5,363,800	1,887,418

Bank of Chongqing Co., Ltd. (China)			1,033,500	908,559

Bank Tabungan Negara Persero Tbk PT (Indonesia)			7,226,600	624,482

BB&T Corp.			108,600	4,373,322

Berkshire Hathaway, Inc. Class B(NON)			65,534	9,354,323

Brixmor Property Group, Inc.(R)			10,300	252,041

BS Financial Group, Inc. (South Korea)			86,847	1,018,881

Capital One Financial Corp.			84,300	6,853,590

China Cinda Asset Management Co., Ltd. (China)(NON)			6,014,000	2,678,451

China Construction Bank Corp. (China)			735,000	598,490

China Merchants Bank Co., Ltd. (China)			1,136,500	2,929,601

Chongqing Rural Commercial Bank Co., Ltd. (China)(NON)			3,486,000	2,482,997

Chubb Corp. (The)			12,000	1,491,960

Cullen/Frost Bankers, Inc.			9,800	710,010

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			3,154,590	2,662,645

Everest Re Group, Ltd.			6,886	1,260,964

Fubon Financial Holding Co., Ltd. (Taiwan)			417,000	761,215

HCP, Inc.(R)			70,600	2,727,984

Health Care REIT, Inc.(R)			34,100	2,365,517

Itau Unibanco Holding SA ADR (Preference) (Brazil)			399,523	3,467,860

JB Financial Group Co., Ltd. (South Korea)			136,278	747,034

King's Town Bank Co., Ltd. (Taiwan)			1,262,000	1,054,196

Krungthai Card PCL (Thailand)			298,200	670,516

Liberty Holdings, Ltd. (South Africa)			202,868	2,279,939

MMI Holdings, Ltd. (South Africa)			1,004,874	2,338,459

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			2,043,195	2,360,444

NASDAQ OMX Group, Inc. (The)			5,400	275,562

Nedbank Group, Ltd. (South Africa)			131,911	2,644,321

Northern Trust Corp.			27,600	2,111,124

PartnerRe, Ltd.			8,507	1,156,612

People's Insurance Co Group of China, Ltd. (China)			4,302,000	2,217,239

PNC Financial Services Group, Inc.			62,600	6,146,068

Porto Seguro SA (Brazil)			43,851	498,582

Public Storage(R)			13,839	2,839,486

RenaissanceRe Holdings, Ltd.			7,554	810,544

RMB Holdings, Ltd. (South Africa)			124,257	675,899

Shin Kong Financial Holding Co., Ltd. (Taiwan)			9,150,000	2,668,297

Spirit Realty Capital, Inc.(R)			75,900	770,385

Starwood Property Trust, Inc.(R)			42,300	920,448

Synchrony Financial(NON)			24,800	852,128

Taishin Financial Holding Co., Ltd. (Taiwan)			5,700,000	2,260,454

Taubman Centers, Inc.(R)			10,200	762,960

Travelers Cos., Inc. (The)			50,400	5,348,448

Turkiye Sinai Kalkinma Bankasi AS (Turkey)			932,821	585,223

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			63,500	921,728

Visa, Inc. Class A			114,500	8,626,430

Wells Fargo & Co.			202,480	11,717,518

XL Group PLC			52,400	1,992,248

				122,642,464
Health care (4.8%)

Abbott Laboratories			127,800	6,478,182

AmerisourceBergen Corp.			43,200	4,568,400

C.R. Bard, Inc.			12,473	2,452,815

Cardinal Health, Inc.			20,228	1,718,975

DaVita HealthCare Partners, Inc.(NON)			32,100	2,536,863

Edwards Lifesciences Corp.(NON)			20,200	3,073,632

Eli Lilly & Co.			100,615	8,502,974

Hengan International Group Co., Ltd. (China)			158,000	1,761,967

Johnson & Johnson			111,485	11,171,912

Mednax, Inc.(NON)			15,500	1,311,920

Merck & Co., Inc.			150,327	8,863,280

Netcare, Ltd. (South Africa)			811,658	2,602,750

Pfizer, Inc.			289,400	10,435,764

Richter Gedeon Nyrt (Hungary)			140,048	2,251,395

				67,730,829
Technology (6.5%)

Accenture PLC Class A			71,900	7,413,609

Analog Devices, Inc.			35,900	2,094,047

Apple, Inc.			62,805	7,618,247

AU Optronics Corp. (Taiwan)			6,868,000	2,227,256

Broadcom Corp. Class A			101,700	5,147,037

Cisco Systems, Inc.			313,000	8,895,460

Computer Sciences Corp.			27,300	1,786,239

eBay, Inc.(NON)			133,700	3,759,644

EMC Corp.			262,600	7,061,314

Fidelity National Information Services, Inc.			24,400	1,596,492

Fiserv, Inc.(NON)			30,400	2,640,544

Gentex Corp.			56,000	900,480

Innolux Corp. (Taiwan)			6,423,000	2,238,401

Intuit, Inc.			43,300	4,579,841

L-3 Communications Holdings, Inc.			16,800	1,939,728

LG Display Co., Ltd. (South Korea)			30,055	570,471

Linear Technology Corp.			21,300	873,300

Maxim Integrated Products, Inc.			54,200	1,844,968

Microsoft Corp.			14,623	682,894

Motorola Solutions, Inc.			6,300	379,008

NCSoft Corp. (South Korea)			14,619	2,736,906

NetApp, Inc.			60,100	1,872,115

NetEase, Inc. ADR (China)			18,274	2,533,325

Paychex, Inc.			62,500	2,900,000

Samsung Electronics Co., Ltd. (South Korea)			8,525	8,565,366

Shin Zu Shing Co., Ltd. (Taiwan)			182,000	475,801

Siliconware Precision Industries Co. (Taiwan)			798,000	905,680

SK Hynix, Inc. (South Korea)			94,470	2,986,280

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			107,981	2,387,460

Tencent Holdings, Ltd. (China)			97,900	1,823,521

				91,435,434
Transportation (1.4%)

Bangkok Expressway PCL (Thailand)			588,400	634,394

CH Robinson Worldwide, Inc.			28,400	1,992,260

China Airlines, Ltd. (Taiwan)(NON)			5,756,000	2,563,222

China Southern Airlines Co., Ltd. (China)(NON)			782,000	772,452

Expeditors International of Washington, Inc.			10,000	468,700

OHL Mexico SAB de CV (Mexico)(NON)			923,227	1,511,542

Turk Hava Yollari AO (Turkey)(NON)			747,989	2,437,771

United Parcel Service, Inc. Class B			72,199	7,390,290

Yangzijiang Shipbuilding Holdings, Ltd. (China)			2,572,300	2,417,527

				20,188,158
Utilities and power (1.8%)

Alliant Energy Corp.			8,700	535,137

American Electric Power Co., Inc.			63,300	3,580,881

American Water Works Co., Inc.			18,500	960,335

Huadian Power International Corp., Ltd. (China)			2,546,000	2,562,626

Huaneng Power International, Inc. (China)			2,126,000	2,582,653

Kinder Morgan, Inc.			171,100	5,926,904

Pinnacle West Capital Corp.			21,100	1,302,081

Southern Co. (The)			125,900	5,631,507

Tenaga Nasional Bhd (Malaysia)			704,300	2,246,578

				25,328,702

Total common stocks (cost $527,820,328)				$559,169,466

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.4%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (21.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, May 1, 2044			$2,554,650	$2,821,793

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, January 1, 2038			1,953,013	2,209,227
5 1/2s, TBA, August 1, 2045			1,000,000	1,123,125
4 1/2s, with due dates from January 1, 2044 to February 1, 2044			469,242	518,551
4 1/2s, TBA, August 1, 2045			2,000,000	2,169,688
4s, with due dates from May 1, 2044 to June 1, 2044			1,839,849	1,966,118
3 1/2s, June 1, 2042			747,239	779,960
3 1/2s, TBA, August 1, 2045			54,000,000	56,033,435
3s, with due dates from January 1, 2043 to May 1, 2045			2,490,218	2,513,992
3s, TBA, September 1, 2045			33,000,000	33,105,702
3s, TBA, August 1, 2045			197,000,000	198,185,073

				301,426,664

Total U.S. government and agency mortgage obligations (cost $299,031,148)				$301,426,664

MORTGAGE-BACKED SECURITIES (13.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (7.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.467s, 2034			$356,674	$472,875
IFB Ser. 3232, Class KS, IO, 6.113s, 2036			602,776	88,910
IFB Ser. 4104, Class S, IO, 5.913s, 2042			814,792	158,647
IFB Ser. 3116, Class AS, IO, 5.913s, 2034			492,699	22,230
IFB Ser. 3852, Class NT, 5.813s, 2041			2,048,800	2,107,867
IFB Ser. 308, Class S1, IO, 5.763s, 2043			4,522,687	1,128,817
IFB Ser. 314, Class AS, IO, 5.703s, 2043			2,302,595	567,140
Ser. 3687, Class CI, IO, 5s, 2038			1,554,404	232,228
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,690,088	338,187
Ser. 4462, IO, 4s, 2045			2,824,289	587,904
Ser. 4462, Class KI, IO, 4s, 2045			7,388,667	1,381,311
Ser. 4193, Class PI, IO, 4s, 2043			3,888,841	649,444
Ser. 4121, Class MI, IO, 4s, 2042			4,452,393	1,051,210
Ser. 4116, Class MI, IO, 4s, 2042			3,971,743	817,424
Ser. 4213, Class GI, IO, 4s, 2041			2,807,933	431,860
Ser. 3996, Class IK, IO, 4s, 2039			5,395,591	696,995
Ser. 4013, Class AI, IO, 4s, 2039			6,375,809	1,001,099
Ser. 4305, Class KI, IO, 4s, 2038			10,244,680	1,146,277
Ser. 304, Class C53, IO, 4s, 2032			2,726,416	456,784
Ser. 4369, Class IA, IO, 3 1/2s, 2044			1,911,183	361,706
Ser. 311, IO, 3 1/2s, 2043			2,538,958	554,762
Ser. 303, Class C18, IO, 3 1/2s, 2043			5,196,192	1,093,393
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,531,396	729,078
Ser. 4150, IO, 3 1/2s, 2043			4,033,516	879,377
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,400,143	835,806
Ser. 4141, Class IM, IO, 3 1/2s, 2042			3,861,908	718,149
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			1,913,264	349,037
Ser. 4121, Class AI, IO, 3 1/2s, 2042			6,961,091	1,422,885
Ser. 4122, Class CI, IO, 3 1/2s, 2042			6,169,634	807,691
Ser. 4136, Class IW, IO, 3 1/2s, 2042			3,907,033	502,842
Ser. 4166, Class PI, IO, 3 1/2s, 2041			3,011,621	482,853
Ser. 4097, Class PI, IO, 3 1/2s, 2040			5,179,737	783,570
Ser. 304, IO, 3 1/2s, 2027			1,796,999	200,527
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,334,470	145,297
Ser. 4150, Class DI, IO, 3s, 2043			3,459,296	507,544
Ser. 4158, Class TI, IO, 3s, 2042			6,900,392	872,762
Ser. 4165, Class TI, IO, 3s, 2042			7,810,223	926,292
Ser. 4134, Class PI, IO, 3s, 2042			8,937,821	1,195,076
Ser. 4183, Class MI, IO, 3s, 2042			2,605,530	316,311
Ser. 4206, Class IP, IO, 3s, 2041			5,434,979	681,220
Ser. 4433, Class DI, IO, 3s, 2032			8,239,600	1,029,950
Ser. 4179, Class EI, IO, 3s, 2030			6,284,408	713,972
Ser. 304, Class C45, IO, 3s, 2027			2,829,117	294,604
Ser. 3939, Class EI, IO, 3s, 2026			5,643,668	528,643
FRB Ser. T-8, Class A9, IO, 0.471s, 2028			186,045	2,558
FRB Ser. T-59, Class 1AX, IO, 0.272s, 2043			451,013	5,426
Ser. T-48, Class A2, IO, 0.212s, 2033			656,145	6,305

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.548s, 2035			64,141	101,664
IFB Ser. 05-122, Class SE, 22.433s, 2035			176,278	255,810
IFB Ser. 11-4, Class CS, 12.519s, 2040			995,896	1,204,418
IFB Ser. 13-81, Class QS, IO, 6.01s, 2041			2,640,850	397,572
IFB Ser. 13-92, Class SA, IO, 5.76s, 2043			1,333,570	330,965
IFB Ser. 13-103, Class SK, IO, 5.73s, 2043			1,297,964	333,151
IFB Ser. 13-128, Class CS, IO, 5.71s, 2043			3,418,363	826,184
IFB Ser. 13-101, Class SE, IO, 5.71s, 2043			4,088,124	1,034,704
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043			1,947,995	477,239
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.188s, 2025			1,198,000	1,205,441
Ser. 397, Class 2, IO, 5s, 2039			51,011	10,187
Ser. 10-13, Class EI, IO, 5s, 2038			22,404	65
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.741s, 2025			253,000	254,189
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			2,988,014	617,563
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,014,337	248,509
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.191s, 2025			1,469,000	1,416,280
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.191s, 2025			514,000	498,254
Ser. 14-47, Class IP, IO, 4s, 2044			7,814,156	1,206,115
Ser. 418, Class C24, IO, 4s, 2043			4,754,202	992,923
Ser. 13-44, Class PI, IO, 4s, 2043			1,285,551	198,507
Ser. 12-124, Class UI, IO, 4s, 2042			4,968,829	995,256
Ser. 12-118, Class PI, IO, 4s, 2042			4,932,507	933,262
Ser. 13-11, Class IP, IO, 4s, 2042			5,099,961	916,769
Ser. 12-96, Class PI, IO, 4s, 2041			1,268,141	206,250
Ser. 12-40, Class MI, IO, 4s, 2041			3,012,625	443,990
Ser. 12-22, Class CI, IO, 4s, 2041			4,386,255	772,613
Ser. 12-62, Class MI, IO, 4s, 2041			4,102,988	654,180
Ser. 406, Class 2, IO, 4s, 2041			239,863	38,522
Ser. 406, Class 1, IO, 4s, 2041			132,929	25,881
Ser. 409, Class C16, IO, 4s, 2040			596,512	113,451
Ser. 14-95, Class TI, IO, 4s, 2039			6,204,933	918,330
Ser. 12-104, Class HI, IO, 4s, 2027			6,000,234	786,083
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			2,309,754	353,854
Ser. 418, Class C15, IO, 3 1/2s, 2043			8,312,098	1,764,616
Ser. 417, Class C24, IO, 3 1/2s, 2042			2,998,581	662,147
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			3,365,337	415,989
Ser. 14-10, IO, 3 1/2s, 2042			3,290,970	539,657
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			3,323,550	421,572
Ser. 14-76, IO, 3 1/2s, 2039			6,535,481	919,901
Ser. 12-110, Class BI, IO, 3 1/2s, 2039			4,256,011	616,355
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			4,015,204	735,465
Ser. 417, Class C19, IO, 3 1/2s, 2033			3,296,142	518,978
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			4,652,661	564,414
Ser. 78, Class KI, IO, 3 1/2s, 2027			1,733,178	246,596
Ser. 12-53, Class BI, IO, 3 1/2s, 2027			3,164,824	382,089
Ser. 12-151, Class PI, IO, 3s, 2043			3,068,791	398,943
Ser. 13-8, Class NI, IO, 3s, 2042			5,371,536	730,907
Ser. 6, Class BI, IO, 3s, 2042			6,506,445	659,103
Ser. 13-35, Class IP, IO, 3s, 2042			3,151,836	337,591
Ser. 13-23, Class PI, IO, 3s, 2041			4,115,252	366,957
Ser. 13-31, Class NI, IO, 3s, 2041			5,881,486	548,272
Ser. 13-7, Class EI, IO, 3s, 2040			4,527,615	739,812
Ser. 13-55, Class MI, IO, 3s, 2032			3,032,988	368,083
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043			235,694	4,797
Ser. 98-W5, Class X, IO, 0.753s, 2028			341,190	16,846
Ser. 98-W2, Class X, IO, 0.532s, 2028			1,155,931	60,686
Ser. 08-36, Class OV, PO, zero %, 2036			23,965	22,226

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.518s, 2036			1,831,499	251,611
Ser. 09-79, Class IC, IO, 6s, 2039			2,691,583	552,690
IFB Ser. 13-129, Class SN, IO, 5.962s, 2043			1,085,789	190,371
IFB Ser. 13-129, Class CS, IO, 5.962s, 2042			2,850,242	410,064
IFB Ser. 13-99, Class VS, IO, 5.913s, 2043			1,242,348	258,135
IFB Ser. 12-77, Class MS, IO, 5.912s, 2042			2,207,819	545,375
IFB Ser. 11-70, Class SN, IO, 5.713s, 2041			1,406,721	242,842
IFB Ser. 11-70, Class SH, IO, 5.703s, 2041			1,706,853	299,058
Ser. 14-182, Class KI, IO, 5s, 2044			5,400,195	1,162,878
Ser. 14-133, Class IP, IO, 5s, 2044			4,745,821	1,037,057
Ser. 14-122, Class IC, IO, 5s, 2044			1,315,815	261,202
Ser. 14-163, Class NI, IO, 5s, 2044			3,784,900	803,837
Ser. 14-25, Class QI, IO, 5s, 2044			4,577,781	972,275
Ser. 14-2, Class IC, IO, 5s, 2044			2,007,278	448,868
Ser. 13-3, Class IT, IO, 5s, 2043			1,264,935	271,512
Ser. 11-116, Class IB, IO, 5s, 2040			1,305,454	68,890
Ser. 10-35, Class UI, IO, 5s, 2040			1,834,311	376,034
Ser. 10-20, Class UI, IO, 5s, 2040			1,901,578	349,852
Ser. 10-9, Class UI, IO, 5s, 2040			5,278,101	1,072,795
Ser. 09-121, Class UI, IO, 5s, 2039			4,033,229	796,159
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			1,299,415	215,053
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			204,494	28,684
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,665,354	479,551
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,270,232	245,141
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			2,332,960	457,067
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,666,573	323,940
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			893,922	202,733
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			4,398,600	1,061,470
Ser. 13-34, Class PI, IO, 4 1/2s, 2039			4,854,071	641,077
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			3,405,517	243,692
Ser. 15-53, Class MI, IO, 4s, 2045			5,058,616	1,201,224
Ser. 15-40, IO, 4s, 2045			1,440,478	352,067
Ser. 14-149, Class IP, IO, 4s, 2044			5,721,796	1,093,492
Ser. 14-63, Class PI, IO, 4s, 2043			2,174,915	374,303
Ser. 13-24, Class PI, IO, 4s, 2042			1,799,036	312,241
Ser. 12-138, Class AI, IO, 4s, 2042			3,210,005	756,384
Ser. 12-106, Class QI, IO, 4s, 2042			1,072,345	181,473
Ser. 12-47, Class CI, IO, 4s, 2042			2,024,295	385,467
Ser. 14-104, IO, 4s, 2042			5,498,325	1,029,836
Ser. 12-50, Class PI, IO, 4s, 2041			2,958,906	527,869
Ser. 12-41, Class IP, IO, 4s, 2041			3,966,726	725,094
Ser. 14-162, Class DI, IO, 4s, 2038			3,525,961	404,148
Ser. 14-133, Class AI, IO, 4s, 2036			6,897,999	976,136
Ser. 13-53, Class IA, IO, 4s, 2026			3,503,455	409,974
Ser. 15-52, Class IK, IO, 3 1/2s, 2045			7,027,812	1,431,565
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			1,787,885	443,950
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			2,113,988	394,935
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,543,763	265,213
Ser. 13-76, IO, 3 1/2s, 2043			6,412,100	792,471
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			5,219,767	701,380
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			3,838,330	482,133
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			2,821,935	367,557
Ser. 12-145, IO, 3 1/2s, 2042			1,778,604	424,465
Ser. 13-14, IO, 3 1/2s, 2042			6,682,933	854,814
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,500,843	203,694
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			2,082,750	288,711
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			1,952,401	266,073
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,483,668	408,077
Ser. 15-36, Class GI, 3 1/2s, 2041			2,780,591	420,564
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			2,815,073	261,166
Ser. 13-157, Class IA, 3 1/2s, 2040			5,803,985	796,771
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			8,745,866	596,730
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			6,801,540	962,189
Ser. 183, Class AI, IO, 3 1/2s, 2039			3,513,791	460,236
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			9,047,142	1,285,599
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			6,063,172	910,810
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			2,846,764	443,668
Ser. 14-145, Class PI, IO, 3 1/2s, 2029			2,120,143	251,640
Ser. 14-115, Class QI, IO, 3s, 2029			3,824,362	394,024
FRB Ser. 15-H16, Class XI, IO, 2.231s, 2065			9,092,000	1,136,500
Ser. BC-HAU1, Class BI, IO, 1.903s, 2045(FWC)			13,388,000	1,719,521
Ser. 15-H18, IO, 1.82s, 2065			7,119,000	733,043
Ser. 15-H10, Class CI, IO, 1.803s, 2065			13,679,503	1,654,365
Ser. 15-H09, Class BI, IO, 1.708s, 2065			12,921,292	1,365,781
Ser. 15-H10, Class EI, IO, 1.636s, 2065			13,286,133	1,046,947
Ser. 15-H14, Class BI, IO, 1.592s, 2065			16,395,148	1,291,938

GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.84s, 2027			89,890	674
FRB Ser. 98-3, IO, zero %, 2027(F)			47,379	697
FRB Ser. 98-2, IO, zero %, 2027			41,757	300
FRB Ser. 98-4, IO, zero %, 2026			64,726	1,593

				107,154,443
Commercial mortgage-backed securities (2.8%)

Banc of America Commercial Mortgage Trust
Ser. 06-1, Class B, 5.49s, 2045			255,000	256,785
Ser. 06-6, Class A2, 5.309s, 2045			23,136	23,174
FRB Ser. 07-1, Class XW, IO, 0.329s, 2049			2,309,078	15,392

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.258s, 2051			584,000	566,900

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.337s, 2042			840,000	855,221
FRB Ser. 05-1, Class C, 5.337s, 2042			429,000	415,864
FRB Ser. 05-5, Class D, 5.325s, 2045			426,000	427,534
FRB Ser. 05-6, Class G, 5.156s, 2047			443,000	441,723
Ser. 05-4, Class C, 5.147s, 2045			495,000	498,713
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	207,088

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-2, Class G, 5.239s, 2038			1,000,000	999,280
FRB Ser. 04-4, Class XC, IO, 0.172s, 2042			597,303	855

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.43s, 2039			332,000	337,291
Ser. 05-PWR7, Class D, 5.304s, 2041			431,000	430,349
Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	485,181
Ser. 05-PWR9, Class C, 5.055s, 2042			281,000	280,528

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.43s, 2039			1,010,000	1,008,667
FRB Ser. 06-PW11, Class C, 5.43s, 2039			384,000	383,305

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.124s, 2044			262,000	260,057

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.796s, 2049			350,000	331,625

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044			604,000	542,412
Ser. 13-LC13, Class E, 3.719s, 2046			391,000	295,565
FRB Ser. 07-C9, Class AJFL, 0.879s, 2049			213,000	208,365

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.928s, 2038			210,218	14

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.422s, 2044			272,000	284,902

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			320,000	319,264
FRB Ser. 05-GG3, Class D, 4.986s, 2042			783,000	783,760

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.275s, 2044			1,908,108	1,908,108

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			123,730	127,713

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			336,000	320,584
FRB Ser. 13-GC10, Class E, 4.414s, 2046			750,000	649,500

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.558s, 2039			45,796,644	143,344

JP Morgan Chase Commercial Mortgage Securities Trust Ser. 03-C1, Class D, 5.192s, 2037			175,238	174,800

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.562s, 2046			816,000	741,369
FRB Ser. 13-C12, Class E, 4.086s, 2045			1,000,000	846,263

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			716,500	738,962
FRB Ser. 06-LDP7, Class B, 5.905s, 2045			619,000	452,023
Ser. 06-LDP6, Class AJ, 5.565s, 2043			200,000	201,270
FRB Ser. 05-LDP3, Class D, 5.126s, 2042			555,000	554,501
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			463,000	464,141
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			1,000,000	990,990
FRB Ser. 07-LDPX, Class X, IO, 0.281s, 2049			9,193,983	86,911

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.176s, 2051			658,000	633,207
FRB Ser. 12-C6, Class F, 5.199s, 2045			432,000	413,063
FRB Ser. 13-C13, Class D, 4.056s, 2046			237,000	221,842
Ser. 13-C13, Class E, 3.986s, 2046			639,000	524,629
Ser. 13-C10, Class E, 3 1/2s, 2047			553,000	445,884
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			370,000	288,896
FRB Ser. 12-C6, Class G, 2.972s, 2045			800,000	643,074

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.612s, 2040			48,307	47,703

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.737s, 2039			1,703,000	1,705,129
Ser. 06-C6, Class D, 5.502s, 2039			1,187,000	1,173,646
Ser. 07-C1, Class AJ, 5.484s, 2040			120,000	120,977
Ser. 05-C7, Class C, 5.35s, 2040			324,000	323,686
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			1,827,792	16,011

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.337s, 2038			501,000	474,793
FRB Ser. 05-CIP1, Class B, 5.307s, 2038			265,000	262,411
Ser. 04-KEY2, Class D, 5.046s, 2039			263,000	263,000
Ser. 04-BPC1, Class C, 5.011s, 2041			55,518	55,425

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			97,000	98,203
Ser. 06-4, Class AJ, 5.239s, 2049			402,000	407,507

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			295,000	292,664
FRB Ser. 06-4, Class XC, IO, 0.605s, 2049			39,043,481	161,640

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.415s, 2046			750,000	684,375
FRB Ser. 13-C11, Class F, 4.415s, 2046			1,024,000	894,448
Ser. 13-C13, Class F, 3.707s, 2046			1,547,000	1,201,447

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587s, 2044			2,100,000	1,959,802
Ser. 07-HQ11, Class C, 5.558s, 2044			1,181,000	1,180,894
FRB Ser. 06-HQ8, Class D, 5.413s, 2044			274,000	273,036

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.262s, 2044			569,000	567,743

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.777s, 2045			333,000	316,450
FRB Ser. 13-LC12, Class D, 4.3s, 2046			1,072,000	1,018,629

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.266s, 2044			305,000	327,793
Ser. 12-C6, Class E, 5s, 2045			533,000	472,622
Ser. 11-C4, Class F, 5s, 2044			851,000	809,470
FRB Ser. 12-C10, Class E, 4.457s, 2045			381,000	326,708
FRB Ser. 13-C12, Class D, 4.354s, 2048			185,000	178,211
FRB Ser. 13-C13, Class E, 4.138s, 2045			429,000	355,770
Ser. 13-C12, Class E, 3 1/2s, 2048			570,000	454,615
Ser. 13-C14, Class E, 3 1/4s, 2046			360,000	284,036

				38,939,732
Residential mortgage-backed securities (non-agency) (2.8%)

Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			251,969	241,890

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.226s, 2046			460,000	356,960
FRB Ser. 12-RR5, Class 4A8, 0.357s, 2035			2,600,000	2,367,881

BCAP, LLC Trust 144A
FRB Ser. 11-RR2, Class 2A7, 2.694s, 2036			1,168,117	815,194
FRB Ser. 15-RR2, Class 26A2, 2 5/8s, 2036			451,000	400,939
FRB Ser. 14-RR1, Class 2A2, 2.356s, 2036			850,000	722,500
FRB Ser. 15-RR6, Class 3A2, 1.096s, 2046			440,000	378,400
FRB Ser. 14-RR2, Class 4A3, 0.456s, 2036			660,000	512,490

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.916s, 2034			1,267,666	1,115,546

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 6.489s, 2025 (Bermuda)			399,000	404,985

Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5 7/8s, 2035			350,000	360,652

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.73s, 2035			616,058	538,467
FRB Ser. 05-27, Class 1A2, 1.57s, 2035			706,246	643,021
FRB Ser. 05-27, Class 2A1, 1.52s, 2035			972,103	796,814
FRB Ser. 05-27, Class 1A6, 1.011s, 2035			857,584	670,528
FRB Ser. 05-38, Class A3, 0.541s, 2035			1,887,152	1,634,651
FRB Ser. 05-59, Class 1A1, 0.521s, 2035			1,784,926	1,442,086
FRB Ser. 06-OC2, Class 2A3, 0.481s, 2036			811,676	730,509
FRB Ser. 06-OC8, Class 2A2A, 0.311s, 2036			389,899	375,524

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.272s, 2035			1,379,333	1,265,772
Ser. 04-15, Class MF2, 5.213s, 2035			808,514	746,889
FRB Ser. 05-3, Class MV5, 0.857s, 2035			578,000	504,219
FRB Ser. 06-3, Class M1, 0.561s, 2036			875,000	655,288
FRB Ser. 06-BC4, Class 2A3, 0.431s, 2036			550,000	421,685

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.683s, 2036			700,000	640,500

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A7, 3.033s, 2036			2,500,000	1,347,492
FRB Ser. 13-2R, Class 4A2, 2.431s, 2036			2,101,391	1,674,221

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.691s, 2025			1,161,652	1,371,441
Structured Agency Credit Risk Debt Notes Ser. 15-DNA2, Class B, 7.737s, 2027			840,000	861,672

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.391s, 2027(F)			370,000	439,439

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.841s, 2035			1,900,000	1,465,470

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.551s, 2036			2,425,000	1,755,433

IndyMac INDX Mortgage Loan Trust FRB Ser. 07-FLX2, Class A1C, 0.381s, 2037			729,261	528,714

JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1, Class MV6, 0.737s, 2036			800,000	580,381

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 05-HE6, Class M2, 0.611s, 2035			1,885,000	1,518,532

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036			350,692	323,075
FRB Ser. 15-1R, Class 6A9, 0.343s, 2047			1,000,000	620,000

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.901s, 2035			1,500,000	1,188,444

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.771s, 2035			828,901	623,748

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.171s, 2034			562,717	531,936
FRB Ser. 05-AR11, Class A1C3, 0.701s, 2045			1,188,743	1,043,456
FRB Ser. 05-AR19, Class A1C3, 0.691s, 2045			860,381	757,135
FRB Ser. 05-AR13, Class A1C3, 0.681s, 2045			2,723,355	2,365,266
FRB Ser. 05-AR11, Class A1C4, 0.631s, 2045			718,678	636,509
FRB Ser. 05-AR1, Class A1B, 0.581s, 2045			184,919	169,580
FRB Ser. 05-AR9, Class A1B, 0.571s, 2045			1,347,947	1,242,907
FRB Ser. 05-AR13, Class A1B3, 0.551s, 2045			206,246	185,106

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 4.926s, 2036			294,135	286,781

				40,260,128

Total mortgage-backed securities (cost $181,940,424)				$186,354,303

CORPORATE BONDS AND NOTES (9.0%)(a)
			Principal amount	Value

Basic materials (1.6%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$1,490,000	$1,508,625

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			1,089,000	1,298,633

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	89,979

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			3,585,000	3,477,450

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			485,000	426,800

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			500,000	493,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			1,000,000	1,020,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			1,000,000	760,000

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			1,500,000	1,601,250

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			2,461,000	2,430,238

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			960,000	852,000

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			1,640,000	1,734,300

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			1,325,000	1,371,375

PQ Corp. 144A sr. notes 8 3/4s, 2018			1,440,000	1,461,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			1,500,000	1,481,250

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			685,000	662,738

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			1,073,000	1,078,365

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			230,000	241,953

				21,990,306
Capital goods (0.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			2,400,000	2,508,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,750,000	1,973,125

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			1,000,000	1,012,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			500,000	518,750

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			1,895,000	1,679,444

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	150,000	173,741

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			$2,540,000	2,552,700

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			1,000,000	970,000

				11,388,260
Communication services (1.0%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			3,000,000	3,000,000

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			515,000	508,563

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	191,500

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			1,505,000	1,196,475

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	654,500

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,500,000	1,440,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			1,500,000	1,571,250

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	115,000	138,371

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	165,000	195,935

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	486,000	791,613

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$1,350,000	1,284,188

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			2,025,000	2,144,374

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			1,000,000	1,060,000

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			480,000	486,000

				14,662,769
Consumer cyclicals (1.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			1,000,000	1,042,500

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			2,750,000	2,756,875

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			940,000	888,300

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			437,000	434,815

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			1,750,000	1,778,438

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			975,000	937,219

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			700,000	696,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			1,500,000	1,417,500

Navistar International Corp. sr. notes 8 1/4s, 2021			1,994,000	1,869,375

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			1,475,000	1,581,938

Owens Corning company guaranty sr. unsec. notes 9s, 2019			47,000	55,907

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			1,300,000	1,381,250

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			925,000	892,625

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			530,000	549,213

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			1,250,000	1,190,625

				17,473,080
Consumer staples (0.4%)

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			2,573,000	2,560,135

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,500,000	1,552,500

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			1,575,000	1,689,188

				5,801,823
Energy (1.4%)

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			695,000	562,950

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			1,800,000	1,152,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			530,000	475,675

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 5/8s, 2020			1,602,000	1,433,790

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,000,000	1,000,000

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			600,000	547,500

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			1,295,000	1,244,143

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			1,000,000	1,025,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,500,000	780,000

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			1,200,000	1,146,000

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			510,000	218,663

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,250,000	1,383,750

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			1,048,000	964,160

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			550,000	512,521

Petroleos de Venezuela SA company guaranty sr. unsec. notes Ser. REGS, 8 1/2s, 2017 (Venezuela)			500,000	336,875

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			700,000	441,000

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,500,000	1,010,625

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			2,500,000	250

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			2,600,000	2,015,000

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			1,017,000	991,575

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			2,000,000	1,870,000

				19,111,477
Financials (1.2%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,000,000	1,070,000

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			645,000	725,625

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			600,000	612,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,430,000	1,474,688

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			200,000	225,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			1,500,000	1,400,625

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			900,000	850,500

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			1,000,000	1,042,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			995,000	957,688

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			600,000	597,000

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5 1/8s, 2022 (Russia)			750,000	652,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			1,000,000	1,000,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,000,000	795,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			1,401,000	1,413,259

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	177,508

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			800,000	776,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	228,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,537,560

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			1,000,000	904,630

				16,441,583
Health care (1.0%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			555,000	568,875

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			1,770,000	1,805,400

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			1,250,000	1,153,125

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			870,000	913,500

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)			2,675,000	2,782,000

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	682,438

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			850,000	868,063

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			750,000	798,750

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			856,000	910,570

Service Corporation International sr. unsec. notes 7s, 2017			185,000	199,800

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	726,513

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,430,000	2,560,613

				13,969,647
Technology (0.3%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,000,000	965,000

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			865,000	915,819

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			950,000	914,375

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			1,400,000	1,228,500

				4,023,694
Utilities and power (0.1%)

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			500,000	498,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			1,495,000	1,551,063

				2,049,813

Total corporate bonds and notes (cost $134,466,761)				$126,912,452

COMMODITY LINKED NOTES (6.9%)(a)(CLN)
			Principal amount	Value

Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)			$45,230,000	$44,470,226

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)			5,880,000	5,991,132

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			12,750,000	12,480,125

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			6,700,000	6,982,237

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			12,318,000	12,855,127

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)			7,339,000	13,939,652

Total commodity Linked Notes (cost $90,217,000)				$96,718,499

INVESTMENT COMPANIES (6.8%)(a)
			Shares	Value

Banco Financiero y de Ahorros (BFA), Sociedad Tenedora de Acciones, SAU			328,700	$16,536,897

Consumer Discretionary Select Sector SPDR Fund			407,400	32,681,628

Financial Select Sector SPDR			641,700	16,177,257

Health Care Select Sector SPDR Fund			210,300	16,106,877

Materials Select Sector SPDR Fund			323,300	14,855,635

Total investment companies (cost $90,010,208)				$96,358,294

SENIOR LOANS (3.6%)(a)(c)
			Principal amount	Value

Basic materials (0.3%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$611,690	$611,690

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			317,376	317,376

Builders FirstSource, Inc. bank term loan FRN 6s, 2022			2,000,000	1,992,500

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)			700,599	704,102

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)			299,401	300,898

				3,926,566
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			1,000,000	1,004,583

Asurion, LLC bank term loan FRN 8 1/2s, 2021			1,090,000	1,094,995

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			653,660	652,843

				2,752,421
Consumer cyclicals (1.9%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			1,850,305	1,629,589

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			1,393,000	1,193,503

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			836,550	695,731

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020			1,500,000	1,372,500

DBP Holding Corp. bank term loan FRN Ser. B, 5s, 2019			2,900,000	2,791,250

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,962,274	1,387,082

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			591,063	595,791

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			253,313	255,339

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.937s, 2019			1,617,000	1,482,587

JC Penney Corp., Inc. bank term loan FRN 6s, 2018			984,925	983,940

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			1,752,477	1,751,852

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			543,489	536,696

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			975,000	971,344

ROC Finance, LLC bank term loan FRN 5s, 2019			2,065,364	2,012,439

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			972,500	973,716

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019			1,706,250	1,710,871

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			1,990,000	1,996,965

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,135,953	1,137,778

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			2,100,000	2,058,000

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)			755,178	757,223

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			943,752	927,236

				27,221,432
Consumer staples (0.4%)

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,000,000	904,375

Hostess Brands, LLC bank term loan FRN 8 1/2s, 2023			1,995,000	2,002,581

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			2,000,000	2,001,250

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			133,768	133,601

				5,041,807
Energy (0.1%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,060,000	573,725

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			920,585	558,105

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			390,684	350,053

				1,481,883
Financials (0.4%)

Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)			1,950,274	1,745,495

Capital Automotive LP bank term loan FRN 6s, 2020			2,000,000	2,027,500

Communications Sales & Leasing, Inc. bank term loan FRN 5s, 2022			355,000	345,533

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,448,126	1,382,960

				5,501,488
Health care (0.2%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			906,034	905,657

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			1,318,020	1,323,375

				2,229,032
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			1,461,118	1,449,703

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			596,442	592,217

				2,041,920
Transportation (—%)

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)			341,087	320,622

				320,622
Utilities and power (—%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.673s, 2017			848,159	431,713

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.673s, 2017			8,705	4,431

				436,144

Total senior loans (cost $53,573,494)				$50,953,315

WARRANTS (1.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	187,097	$2,704,258

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	335,800	1,206,451

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	3/24/16	0.00	289,700	1,040,824

Hindustan Zinc. Ltd. 144A (India)	10/27/17	0.00	795,063	1,947,413

Midea Group Co., Ltd. 144A (China)	4/16/16	0.00	457,700	2,443,396

Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	569,845	2,187,637

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	437,000	786,779

Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	595,469	2,516,791

Tata Chemicals, Ltd. 144A (India)	7/16/16	0.00	111,977	855,743

UPL, Ltd. 144A (India)	6/17/16	0.00	148,499	1,240,692

Total warrants (cost $17,379,608)				$16,929,984

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$998,000	$973,050

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			6,165,000	6,257,413

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			1,155,000	1,164,240

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			1,489,748	1,482,299

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			475,000	499,344

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			220,000	236,775

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			1,200,000	1,101,000

Venezuela (Bolivarian Republic of) unsec. bonds 5 3/4s, 2016 (Venezuela)			4,900,000	3,956,750

Total foreign government and agency bonds and notes (cost $15,586,548)				$15,670,871

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$2,622,000	$2,622,000

Total asset-backed securities (cost $2,622,000)				$2,622,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$39,450,000	$31,166

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		5,255,300	8,356

Barclays Bank PLC

2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775		3,271,000	28,261

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575		3,271,000	15,897

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		14,863,700	25,120

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		1,860,700	156,224

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		10,161,400	137,484

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		1,860,700	92,365

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		2,475,800	111,411

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		14,863,700	20,958

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22		16,882,400	20,428

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52		16,882,400	1,182

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		15,271,500	22,144

Total purchased swap options outstanding (cost $741,971)				$670,996

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$99.38		$5,000,000	$61,145

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/100.94		5,000,000	18,040

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.02		4,000,000	63,208

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		2,000,000	4,356

SPDR S&P 500 ETF Trust (Put)	Jul-16/185.00		320,272	1,934,782

SPDR S&P 500 ETF Trust (Put)	Jun-16/185.00		329,826	1,839,417

SPDR S&P 500 ETF Trust (Put)	May-16/183.00		323,738	1,490,757

SPDR S&P 500 ETF Trust (Put)	Apr-16/180.00		322,148	1,161,768

SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00		322,027	1,130,431

SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00		329,500	946,202

Total purchased options outstanding (cost $12,825,328)				$8,650,106

SHORT-TERM INVESTMENTS (17.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	1	$1

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	181,683,178	181,683,178

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	16,520,000	16,520,000

U.S. Treasury Bills 0.00%, November 5, 2015			288,000	287,935

U.S. Treasury Bills 0.01%, October 1, 2015(SEG)(SEGCCS)			15,969,000	15,967,818

U.S. Treasury Bills 0.01%, October 15, 2015(SEG)(SEGSF)			1,135,000	1,134,885

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)(SEGCCS)			1,000,000	999,995

U.S. Treasury Bills 0.02%, August 27, 2015(SEGCCS)			22,000	22,000

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGSF)(SEGCCS)			5,050,000	5,049,983

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)			4,600,000	4,599,558

U.S. Treasury Bills 0.04%, November 12, 2015(SEG)(SEGSF)(SEGCCS)			$20,709,000	20,704,651

Total short-term investments (cost $246,973,547)				$246,970,004

TOTAL INVESTMENTS

Total investments (cost $1,673,188,365)(b)				$1,709,406,954

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $149,393,412) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$27,152	$28,446	$(1,294)
	British Pound	Buy	9/16/15	872,386	851,927	20,459
	Canadian Dollar	Buy	10/21/15	437,990	438,706	(716)
	Chilean Peso	Buy	10/21/15	1,982	2,075	(93)
	Euro	Sell	9/16/15	6,451,763	6,470,822	19,059
	Japanese Yen	Sell	8/19/15	2,359,221	2,440,254	81,033
	Mexican Peso	Buy	10/21/15	1,784,716	1,832,879	(48,163)
	New Zealand Dollar	Sell	10/21/15	761,484	776,751	15,267
	Norwegian Krone	Buy	9/16/15	167,351	175,189	(7,838)
	Swedish Krona	Sell	9/16/15	2,933,811	3,014,454	80,643
Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	456,782	527,439	(70,657)
	British Pound	Buy	9/16/15	5,083,192	4,933,028	150,164
	Canadian Dollar	Sell	10/21/15	1,253,136	1,303,991	50,855
	Euro	Buy	9/16/15	355,372	335,636	19,736
	Japanese Yen	Sell	8/19/15	1,060,425	1,047,417	(13,008)
	Mexican Peso	Buy	10/21/15	2,020,867	2,075,850	(54,983)
	New Zealand Dollar	Sell	10/21/15	1,174,340	1,230,020	55,680
	Norwegian Krone	Sell	9/16/15	776,312	686,388	(89,924)
	Singapore Dollar	Sell	8/19/15	2,305,176	2,366,252	61,076
	Swedish Krona	Sell	9/16/15	3,713,702	3,841,411	127,709
	Swiss Franc	Sell	9/16/15	896,031	918,113	22,082
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	938,678	982,599	(43,921)
	British Pound	Sell	9/16/15	1,125,608	1,115,485	(10,123)
	Canadian Dollar	Sell	10/21/15	1,774,505	1,782,753	8,248
	Chilean Peso	Buy	10/21/15	12,524	13,130	(606)
	Danish Krone	Buy	9/16/15	185,684	188,655	(2,971)
	Euro	Sell	9/16/15	3,104,401	3,138,678	34,277
	Japanese Yen	Buy	8/19/15	1,444,273	1,334,259	110,014
	Mexican Peso	Buy	10/21/15	2,080,323	2,136,398	(56,075)
	New Zealand Dollar	Sell	10/21/15	207,510	211,680	4,170
	Norwegian Krone	Buy	9/16/15	1,292,223	1,351,329	(59,106)
	Philippine Peso	Buy	8/19/15	829,472	848,236	(18,764)
	Swedish Krona	Sell	9/16/15	1,963,515	1,995,856	32,341
	Swiss Franc	Sell	9/16/15	737,987	756,306	18,319
Credit Suisse International
	Australian Dollar	Buy	10/21/15	1,067,887	1,149,426	(81,539)
	British Pound	Buy	9/16/15	1,158,706	1,137,196	21,510
	Canadian Dollar	Buy	10/21/15	2,367,255	2,450,655	(83,400)
	Euro	Sell	9/16/15	884,256	833,675	(50,581)
	Indian Rupee	Sell	8/19/15	683,256	702,607	19,351
	Japanese Yen	Buy	8/19/15	1,517,602	1,404,235	113,367
	New Zealand Dollar	Sell	10/21/15	565,914	626,306	60,392
	Norwegian Krone	Buy	9/16/15	32,717	34,303	(1,586)
	Singapore Dollar	Sell	8/19/15	1,866,567	1,927,850	61,283
	Swedish Krona	Sell	9/16/15	756,353	915,610	159,257
	Swiss Franc	Buy	9/16/15	1,677,234	1,718,344	(41,110)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	863,554	903,367	(39,813)
	British Pound	Buy	9/16/15	3,009,949	2,984,981	24,968
	Canadian Dollar	Sell	10/21/15	552,398	574,945	22,547
	Euro	Sell	9/16/15	1,565,112	1,574,561	9,449
	Japanese Yen	Sell	8/19/15	2,484,493	2,569,897	85,404
	New Zealand Dollar	Sell	10/21/15	882,854	900,581	17,727
	Norwegian Krone	Buy	9/16/15	272,241	284,847	(12,606)
	Polish Zloty	Sell	9/16/15	1,695,662	1,728,336	32,674
	Swedish Krona	Sell	9/16/15	2,916,247	2,981,623	65,376
	Turkish Lira	Buy	9/16/15	532,117	541,766	(9,649)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	1,156,622	1,210,789	(54,167)
	British Pound	Buy	9/16/15	888,622	867,592	21,030
	Canadian Dollar	Sell	10/21/15	2,007,371	2,089,495	82,124
	Euro	Buy	9/16/15	261,640	261,363	277
	Japanese Yen	Sell	8/19/15	2,475,825	2,561,359	85,534
	New Zealand Dollar	Sell	10/21/15	440,738	449,649	8,911
	Norwegian Krone	Sell	9/16/15	29,317	30,673	1,356
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	405,681	424,423	(18,742)
	British Pound	Sell	9/16/15	1,252,376	1,258,225	5,849
	Canadian Dollar	Sell	10/21/15	3,228,868	3,361,713	132,845
	Euro	Buy	9/16/15	143,401	197,216	(53,815)
	Japanese Yen	Sell	8/19/15	870,348	855,472	(14,876)
	New Zealand Dollar	Buy	10/21/15	708,015	722,384	(14,369)
	Swedish Krona	Sell	9/16/15	871,422	883,269	11,847
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	433,124	490,536	(57,412)
	British Pound	Buy	9/16/15	1,407,245	1,378,217	29,028
	Canadian Dollar	Buy	10/21/15	1,183,895	1,264,816	(80,921)
	Euro	Sell	9/16/15	1,991,471	2,019,771	28,300
	Indian Rupee	Buy	8/19/15	314,871	311,579	3,292
	Japanese Yen	Buy	8/19/15	581,939	583,007	(1,068)
	Mexican Peso	Buy	10/21/15	2,492,823	2,539,624	(46,801)
	New Zealand Dollar	Sell	10/21/15	3,127,615	3,215,604	87,989
	Norwegian Krone	Buy	9/16/15	122,746	205,237	(82,491)
	Philippine Peso	Buy	8/19/15	829,472	845,498	(16,026)
	Singapore Dollar	Sell	8/19/15	2,041,063	2,095,689	54,626
	Swedish Krona	Sell	9/16/15	1,062,616	1,086,443	23,827
	Swiss Franc	Buy	9/16/15	306,346	313,851	(7,505)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	1,322,156	1,312,077	(10,079)
	British Pound	Sell	9/16/15	357,977	385,312	27,335
	Canadian Dollar	Sell	10/21/15	902,958	950,575	47,617
	Euro	Buy	9/16/15	374,493	403,557	(29,064)
	Japanese Yen	Sell	8/19/15	759,007	809,492	50,485
	New Zealand Dollar	Sell	10/21/15	733,864	799,538	65,674
	Norwegian Krone	Buy	9/16/15	2,036,356	2,124,038	(87,682)
	Singapore Dollar	Sell	8/19/15	1,012,372	1,034,653	22,281
	Swedish Krona	Sell	9/16/15	2,567,084	2,739,170	172,086
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	1,845,325	1,931,759	(86,434)
	Brazilian Real	Buy	10/2/15	1,644,385	1,817,713	(173,328)
	British Pound	Buy	9/16/15	233,708	228,187	5,521
	Canadian Dollar	Sell	10/21/15	2,447,043	2,547,336	100,293
	Chilean Peso	Sell	10/21/15	83,542	65,788	(17,754)
	Euro	Buy	9/16/15	3,842,948	3,847,889	(4,941)
	Hungarian Forint	Buy	9/16/15	1,728,830	1,727,852	978
	Israeli Shekel	Buy	10/21/15	11,244	11,253	(9)
	Japanese Yen	Buy	8/19/15	1,227,963	1,032,559	195,404
	New Zealand Dollar	Sell	10/21/15	136,525	139,290	2,765
	Norwegian Krone	Sell	9/16/15	1,586,699	1,664,051	77,352
	Singapore Dollar	Sell	8/19/15	3,158,643	3,243,142	84,499
	Swedish Krona	Buy	9/16/15	768,871	756,024	12,847
	Swiss Franc	Sell	9/16/15	148,924	152,590	3,666
	Turkish Lira	Sell	9/16/15	505,886	428,513	(77,373)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	2,340,543	2,449,834	(109,291)
	Canadian Dollar	Sell	10/21/15	681,326	709,265	27,939
	Euro	Sell	9/16/15	1,659,834	1,658,695	(1,139)
	Japanese Yen	Sell	8/19/15	2,813,599	2,910,778	97,179
	New Zealand Dollar	Buy	10/21/15	837,521	891,465	(53,944)

Total						$1,277,436

FUTURES CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	4	$1,241,682	Sep-15	$(33,508)
Euro STOXX 50 Index (Long)	626	24,736,425	Sep-15	843,052
Euro-CAC 40 Index (Long)	14	781,691	Aug-15	6,035
FTSE 100 Index (Long)	55	5,715,174	Sep-15	(8,739)
S&P 500 Index E-Mini (Long)	32	3,357,440	Sep-15	55,776
S&P 500 Index E-Mini (Short)	1,046	109,746,320	Sep-15	76,579
S&P Mid Cap 400 Index E-Mini (Long)	480	$71,966,400	Sep-15	(678,433)
SPI 200 Index (Long)	24	2,478,358	Sep-15	74,039
Tokyo Price Index (Long)	244	32,681,648	Sep-15	68,661
U.S. Treasury Bond 30 yr (Short)	36	5,613,750	Sep-15	(232,134)
U.S. Treasury Bond Ultra 30 yr (Short)	38	6,062,188	Sep-15	(36,888)
U.S. Treasury Note 2 yr (Short)	31	6,790,938	Sep-15	(15,562)
U.S. Treasury Note 5 yr (Short)	429	51,412,969	Sep-15	(248,869)
U.S. Treasury Note 10 yr (Long)	288	36,702,000	Sep-15	319,177
U.S. Treasury Note 10 yr (Short)	7	892,063	Sep-15	(7,451)

Total				$181,735

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $2,502,958) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$10,510,600	$2,522
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	39,450,000	11,835
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	9,862,500	20,021
Barclays Bank PLC

(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	3,271,000	46,154
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	14,863,700	8,472
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	14,863,700	13,229
Credit Suisse International

(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	5,080,700	139,567
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	1,860,700	236,372
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	2,475,800	8,170
2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	8,441,200	12,240
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	29,727,400	17,539
(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	8,441,200	66,179
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	15,271,500	5,803
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	15,271,500	12,370
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	1,355,549

Total			$1,956,022

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $737,801) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$100.16	$10,000,000	$68,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	2,000,000	112
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	4,000,000	4
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	5,000,000	64,165
SPDR S&P 500 ETF Trust (Call)	Aug-15/216.00	1,071,430	267,858
SPDR S&P 500 ETF Trust (Call)	Aug-15/214.50	298,489	99,940
SPDR S&P 500 ETF Trust (Call)	Aug-15/217.00	285,591	11,492
SPDR S&P 500 ETF Trust (Call)	Aug-15/214.50	296,561	7,592

Total			$519,563

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.28275/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.28275	$13,084,000	$(49,719)	$29,832
(2.50525)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.50525	13,084,000	(49,719)	(23,420)
2.394/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	6,542,000	49,719	19,102
(2.394)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	6,542,000	49,719	(26,103)
JPMorgan Chase Bank N.A.

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	7,890,000	(38,124)	32,428
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	7,890,000	(13,681)	9,705
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	1,313,825	(34,958)	(1,905)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	1,313,825	(36,787)	(7,213)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	1,313,825	(32,193)	(8,514)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	2,816,100	(18,620)	(10,645)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	1,313,825	(33,383)	(12,324)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	5,632,100	(39,566)	(23,149)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	5,754,600	38,124	17,776
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	5,754,600	36,787	13,915
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	11,264,200	36,045	11,242
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	5,632,100	17,245	5,013
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	5,754,600	33,131	691
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	5,754,600	32,801	(4,258)
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	7,890,000	87,358	(59,885)

Total			$34,179	$(37,712)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/15 (proceeds receivable $38,390,781) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, August 1, 2045	$4,000,000	8/13/15	$4,339,375
Federal National Mortgage Association, 4s, August 1, 2045	1,000,000	8/13/15	1,063,750
Federal National Mortgage Association, 3s, August 1, 2045	33,000,000	8/13/15	33,198,515

Total			$38,601,640

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$4,072,000	(E)	$17,234	4/20/19	3 month USD-LIBOR-BBA	1.85%	$10,356
	1,019,400	(E)	(34,434)	4/20/27	2.415%	3 month USD-LIBOR-BBA	(8,288)
	193,608,000	(E)	(956,230)	9/16/25	3 month USD-LIBOR-BBA	2.60%	3,903,718
	44,742,950	(E)	222,062	9/16/25	2.60%	3 month USD-LIBOR-BBA	(901,076)
	93,776,200	(E)	554,317	9/16/20	2.00%	3 month USD-LIBOR-BBA	(627,076)
	267,707,000	(E)	299,784	9/16/17	1.25%	3 month USD-LIBOR-BBA	(1,067,931)
	12,965,200	(E)	(543,663)	9/16/45	3 month USD-LIBOR-BBA	3.10%	428,104
	12,529,000		11,329	6/18/17	0.955%	3 month USD-LIBOR-BBA	(17,440)
	5,080,700		46,675	7/29/25	2.5675%	3 month USD-LIBOR-BBA	(84,621)
	10,161,400		(46,877)	7/29/25	3 month USD-LIBOR-BBA	2.43375%	91,021
	5,080,700		(17,850)	7/29/25	3 month USD-LIBOR-BBA	2.403%	36,768
	5,080,700		(25,471)	8/4/25	3 month USD-LIBOR-BBA	2.4575%	49,927
	3,461,000		(118)	7/14/45	3 month USD-LIBOR-BBA	2.9575%	169,768
	1,736,000		(23)	7/24/25	2.41%	3 month USD-LIBOR-BBA	(20,330)
	1,824,000		(15)	7/29/20	3 month USD-LIBOR-BBA	1.71385%	3,452
	1,824,000		(15)	7/29/20	3 month USD-LIBOR-BBA	1.719%	3,909
	281,000	(E)	(2)	9/30/25	2.3575%	3 month USD-LIBOR-BBA	(540)

	Total		$(473,297)	$1,969,721
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
	baskets	2,483,751		$—	5/31/16	(3 month USD-LIBOR-BBAplus 10bp)	A basket (MLTRFCF5) of common stocks	$61,411
	units	63,936		—	5/31/16	3 month USD-LIBOR-BBA minus 7 bp	Russell 1000 Total Return Index	561,952
	Barclays Bank PLC
		$295,247		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,253
		636,349		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,007)
		1,039,993		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,817)
		954,841		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,051
		882,553		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,606
		5,856,475		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(91,181)
		2,641,678		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,614)
		500,297		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,457
		347,736		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,421
		228,901		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,642)
		2,326,802		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,064)
		2,905,679		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,872
		884,908		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,652
		103,336		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,657)
		31,138		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(137)
		199,948		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	817
		2,086,414		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,525
		3,967,898		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,931)
		3,276,502		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	35,739
		982,088		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,716)
		5,214,634		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	45,204
		3,455,084		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	29,951
		266,397		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,130
		7,363		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	64
		10,273,501		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	41,975
		258,487		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,097
		838,744		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,558
		607,944		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,579
		3,000,269		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,241)
		1,051,444		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,891)
		442,931		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,373)
		221,465		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(686)
		221,465		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(686)
		444,447		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,377)
		1,154,402		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,577)
		444,447		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,377)
		943,517		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(11,391)
		598,122		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(7,221)
		736,079		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,246)
		887,444		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,750)
		986,178		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,602
		651,879		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,139)
		341,824		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,397
		2,403,423		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(29,792)
		2,021,140		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,530)
		3,498,458		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,469
		1,009,632		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,515)
	Citibank, N.A.
		1,163,871		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,755
		551,856		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,255
	baskets	527		—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	1,212,780
	baskets	647,637		—	11/10/15	3 month USD-LIBOR-BBA minus 0.45%	A basket (CGPUTS37) of common stocks	(323,187)
	shares	846		—	8/12/15	0.00%	The Sao Paulo Stock Exchange Index	1,211,306
	units	11,021		—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(79,894)
	units	513		—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(3,719)
	units	106,667		—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	3,131,630
	Credit Suisse International
		$695,471		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,842
		1,803,763		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(21,776)
		1,842,651		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	25,416
		1,535,948		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	21,185
		3,772,771		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(45,547)
		1,003,883		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,630)
		2,883,428		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(36,644)
		1,955,724		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(24,854)
		978,276		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,432)
		3,610,503		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(45,884)
		2,099,702		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(26,027)
		2,934,590		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(36,376)
		2,259,190		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(28,004)
		2,600,357		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(32,233)
		2,215,924		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,500)
	Deutsche Bank AG
	baskets	547,558		—	5/9/16	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCTPS8P) of common stocks	5,260,751
	baskets	547,558		—	5/9/16	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCTPL8P) of common stocks	1,617,423
	Goldman Sachs International
		$791,764		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,492)
		610,787		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,694)
		1,989,452		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(14,269)
		1,101,663		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,859)
		1,579,741		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,843)
		1,579,741		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,843)
		809,989		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,415)
		304,318		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(532)
		307,991		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,941)
		8,731		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(63)
		770,427		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,526)
		1,109,599		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,938)
		57,568		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(101)
		153,470		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(268)
		20,243		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(89)
		867,692		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,827)
		2,579,254		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(40,563)
		2,389,555		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,579)
		1,445,422		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(10,367)
		1,197,963		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(18,523)
		164,976		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,569)
		2,669,914		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	36,826
		7,123,592		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(88,301)
		3,566,560		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(45,326)
		1,976,450		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(25,118)
	baskets	1,866,871		—	12/15/20	(3 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	570,147.00
	shares	126,203	(F)	—	7/27/16	(1 month USD-LIBOR-BBA plus 0.90%)	Etihad Etisalat Co.	4,200
	units	1,196,043		—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	242,744
	JPMorgan Chase Bank N.A.
		$1,128,999		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,578)
		345,823		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,384)
		2,739,271		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,649)
		2,670,262		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	36,831
	baskets	1,817,614		—	4/25/16	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	(498,394.00)
	shares	554,378		—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets ETF	266,071
	UBS AG
	units	342,704		—	8/19/15	1 month USD-LIBOR-BBA	MSCI Emerging Markets TR Net USD	4,839,320

	Total			$—	$17,482,948
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$18,582	$326,000	5/11/63	300 bp	$18,903
	CMBX NA BBB- Index	BBB-/P	19,446	315,000	5/11/63	300 bp	19,756
	CMBX NA BBB- Index	BBB-/P	9,522	158,000	5/11/63	300 bp	9,677
	CMBX NA BBB- Index	BBB-/P	4,785	70,000	5/11/63	300 bp	4,854
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	31,595	285,000	5/11/63	300 bp	31,875
	CMBX NA BBB- Index	BBB-/P	4,351	774,000	1/17/47	300 bp	(10,833)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	(53,832)	12,634,000	5/11/63	300 bp	(41,409)
	CMBX NA BBB- Index	BBB-/P	(6,292)	9,615,000	5/11/63	300 bp	3,163
	CMBX NA BBB- Index	BBB-/P	10,005	7,697,000	5/11/63	300 bp	17,574
	CMBX NA BBB- Index	BBB-/P	11,998	5,233,000	5/11/63	300 bp	17,144
	CMBX NA BBB- Index	BBB-/P	36,295	5,066,000	5/11/63	300 bp	41,277
	CMBX NA BBB- Index	BBB-/P	14,858	4,547,000	5/11/63	300 bp	19,330
	CMBX NA BBB- Index	BBB-/P	10,407	4,547,000	5/11/63	300 bp	14,878
	CMBX NA BBB- Index	BBB-/P	16,796	3,685,000	5/11/63	300 bp	20,420
	CMBX NA BBB- Index	BBB-/P	19,510	3,339,000	5/11/63	300 bp	22,793
	CMBX NA BBB- Index	BBB-/P	(20,347)	1,594,000	5/11/63	300 bp	(18,779)
	CMBX NA BBB- Index	BBB-/P	(24,594)	1,569,000	5/11/63	300 bp	(23,051)
	CMBX NA BBB- Index	BBB-/P	(25,367)	1,519,000	5/11/63	300 bp	(23,873)
	CMBX NA BBB- Index	BBB-/P	24,458	596,000	5/11/63	300 bp	25,044
	CMBX NA BBB- Index	BBB-/P	24,736	310,000	5/11/63	300 bp	25,040
	CMBX NA BBB- Index	BBB-/P	24,002	310,000	5/11/63	300 bp	24,307
	CMBX NA BBB- Index	BBB-/P	20,393	310,000	5/11/63	300 bp	20,698
	CMBX NA BBB- Index	BBB-/P	3,483	300,000	5/11/63	300 bp	3,778
	CMBX NA BBB- Index	BBB-/P	33,557	297,000	5/11/63	300 bp	33,849
	CMBX NA BBB- Index	BBB-/P	4,548	296,000	5/11/63	300 bp	4,839
	CMBX NA BBB- Index	BBB-/P	8,915	293,000	5/11/63	300 bp	9,203
	CMBX NA BBB- Index	BBB-/P	19,183	241,000	5/11/63	300 bp	19,420
	CMBX NA BBB- Index	BBB-/P	822	106,000	5/11/63	300 bp	926
	CMBX NA BBB- Index	BBB-/P	7,123	807,000	1/17/47	300 bp	(8,708)
	CMBX NA BBB- Index	BBB-/P	4,130	1,445,000	1/17/47	300 bp	(24,216)
	CMBX NA BBB- Index	BBB-/P	4,644	1,445,000	1/17/47	300 bp	(23,702)
	CMBX NA BBB- Index	BBB-/P	3,745	1,495,000	1/17/47	300 bp	(25,582)
	CMBX NA BBB- Index	BBB-/P	5,016	1,569,000	1/17/47	300 bp	(25,762)
	CMBX NA BBB- Index	BBB-/P	5,016	1,569,000	1/17/47	300 bp	(25,762)
	CMBX NA BBB- Index	BBB-/P	10,181	1,594,000	1/17/47	300 bp	(21,088)
	CMBX NA BBB- Index	BBB-/P	7,929	1,594,000	1/17/47	300 bp	(23,340)
	CMBX NA BBB- Index	BBB-/P	5,202	1,624,000	1/17/47	300 bp	(26,655)
	CMBX NA BBB- Index	BBB-/P	3,476	1,624,000	1/17/47	300 bp	(28,382)
	CMBX NA BBB- Index	BBB-/P	2,900	1,624,000	1/17/47	300 bp	(28,958)
	CMBX NA BBB- Index	BBB-/P	35,126	1,988,000	1/17/47	300 bp	(3,872)
	CMBX NA BBB- Index	BBB-/P	12,170	2,434,000	1/17/47	300 bp	(35,577)
	CMBX NA BBB- Index	BBB-/P	12,170	2,434,000	1/17/47	300 bp	(35,577)
	CMBX NA BBB- Index	BBB-/P	5,578	3,138,000	1/17/47	300 bp	(55,979)
	CMBX NA BBB- Index	BBB-/P	36,261	3,399,000	1/17/47	300 bp	(30,416)
	CMBX NA BBB- Index	BBB-/P	48,108	3,542,000	1/17/47	300 bp	(21,374)
	CMBX NA BBB- Index	BBB-/P	89,778	3,685,000	1/17/47	300 bp	17,490
	CMBX NA BBB- Index	BBB-/P	100,381	4,054,000	1/17/47	300 bp	20,855
	CMBX NA BBB- Index	BBB-/P	15,748	4,417,000	1/17/47	300 bp	(70,899)
	CMBX NA BBB- Index	BBB-/P	45	4,485,000	1/17/47	300 bp	(87,936)
	CMBX NA BBB- Index	BBB-/P	114,343	4,678,000	1/17/47	300 bp	22,576
	CMBX NA BBB- Index	BBB-/P	244,474	6,236,000	1/17/47	300 bp	122,144
	CMBX NA BBB- Index	BBB-/P	183,805	7,772,000	1/17/47	300 bp	31,344
	CMBX NA BB Index	—	(4,085)	1,433,000	5/11/63	(500 bp)	(2,652)
	CMBX NA BB Index	—	7,359	1,357,000	5/11/63	(500 bp)	7,396
	CMBX NA BB Index	—	(4,353)	1,195,000	5/11/63	(500 bp)	(4,320)
	CMBX NA BB Index	—	(935)	819,000	5/11/63	(500 bp)	(116)
	CMBX NA BB Index	—	(4,345)	690,000	5/11/63	(500 bp)	(4,325)
	CMBX NA BB Index	—	(5,404)	673,000	5/11/63	(500 bp)	(5,386)
	CMBX NA BB Index	—	(2,356)	451,000	5/11/63	(500 bp)	(2,344)
	CMBX NA BB Index	—	(5,274)	302,000	5/11/63	(500 bp)	(5,266)
	CMBX NA BB Index	—	3,310	214,000	5/11/63	(500 bp)	3,316
	CMBX NA BB Index	—	5,493	208,000	5/11/63	(500 bp)	5,498
	CMBX NA BB Index	—	3,067	205,000	5/11/63	(500 bp)	3,073
	CMBX NA BB Index	—	(1,152)	150,000	5/11/63	(500 bp)	(1,148)
	CMBX NA BB Index	—	(1,437)	150,000	5/11/63	(500 bp)	(1,433)
	CMBX NA BB Index	—	(1,368)	150,000	5/11/63	(500 bp)	(1,364)
	CMBX NA BB Index	—	2,140	107,000	5/11/63	(500 bp)	2,143
	CMBX NA BB Index	—	1,034	100,000	5/11/63	(500 bp)	1,037
	CMBX NA BB Index	—	(5,819)	300,000	5/11/63	(500 bp)	(5,810)
	CMBX NA BBB- Index	BBB-/P	21,383	874,000	5/11/63	300 bp	22,242
	CMBX NA BBB- Index	BBB-/P	4,302	584,000	5/11/63	300 bp	4,876
	CMBX NA BBB- Index	BBB-/P	(8,820)	585,000	5/11/63	300 bp	(8,245)
	CMBX NA BBB- Index	BBB-/P	(7,209)	585,000	5/11/63	300 bp	(6,633)
	CMBX NA BBB- Index	BBB-/P	763	575,000	5/11/63	300 bp	1,329
	CMBX NA BBB- Index	BBB-/P	(10,745)	555,000	5/11/63	300 bp	(10,199)
	CMBX NA BBB- Index	BBB-/P	1,811	391,000	5/11/63	300 bp	2,195
	CMBX NA BBB- Index	BBB-/P	(3,898)	388,000	5/11/63	300 bp	(3,516)
	CMBX NA BBB- Index	BBB-/P	225	338,000	5/11/63	300 bp	557
	CMBX NA BBB- Index	BBB-/P	1,936	319,000	5/11/63	300 bp	2,250
	CMBX NA BBB- Index	BBB-/P	1,455	314,000	5/11/63	300 bp	1,764
	CMBX NA BBB- Index	BBB-/P	11,967	277,000	5/11/63	300 bp	12,239
	CMBX NA BBB- Index	BBB-/P	(4,968)	275,000	5/11/63	300 bp	(4,698)
	CMBX NA BBB- Index	BBB-/P	190	274,000	5/11/63	300 bp	460
	CMBX NA BBB- Index	BBB-/P	949	274,000	5/11/63	300 bp	1,218
	CMBX NA BBB- Index	BBB-/P	5,210	276,000	5/11/63	300 bp	5,482
	CMBX NA BBB- Index	BBB-/P	5,977	276,000	5/11/63	300 bp	6,248
	CMBX NA BBB- Index	BBB-/P	3,110	261,000	5/11/63	300 bp	3,367
	CMBX NA BBB- Index	BBB-/P	2,595	261,000	5/11/63	300 bp	2,851
	CMBX NA BBB- Index	BBB-/P	(2,443)	261,000	5/11/63	300 bp	(2,187)
	CMBX NA BBB- Index	BBB-/P	(864)	259,000	5/11/63	300 bp	(609)
	CMBX NA BBB- Index	BBB-/P	(869)	260,000	5/11/63	300 bp	(613)
	CMBX NA BBB- Index	BBB-/P	704	261,000	5/11/63	300 bp	961
	CMBX NA BBB- Index	BBB-/P	(880)	260,000	5/11/63	300 bp	(624)
	CMBX NA BBB- Index	BBB-/P	(2,585)	258,000	5/11/63	300 bp	(2,331)
	CMBX NA BBB- Index	BBB-/P	(2,159)	258,000	5/11/63	300 bp	(1,905)
	CMBX NA BBB- Index	BBB-/P	10,625	222,000	5/11/63	300 bp	10,843
	CMBX NA BBB- Index	BBB-/P	(784)	130,000	5/11/63	300 bp	(656)
	CMBX NA BBB- Index	BBB-/P	(1,230)	129,000	5/11/63	300 bp	(1,103)
	CMBX NA BBB- Index	BBB-/P	34,597	1,182,000	1/17/47	300 bp	11,410
	CMBX NA BBB- Index	BBB-/P	27,531	1,230,000	1/17/47	300 bp	2,685
	CMBX NA BBB- Index	BBB-/P	16,742	2,383,000	1/17/47	300 bp	(30,005)
	CMBX NA BBB- Index	BBB-/P	12,821	2,605,000	1/17/47	300 bp	(38,281)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	7,781	2,984,000	5/11/63	300 bp	10,715
	CMBX NA BBB- Index	BBB-/P	(13,031)	2,855,000	5/11/63	300 bp	(10,224)
	CMBX NA BBB- Index	BBB-/P	2,551	715,000	1/17/47	300 bp	(11,475)
	CMBX NA BBB- Index	BBB-/P	2,562	718,000	1/17/47	300 bp	(11,523)
	CMBX NA BBB- Index	BBB-/P	6,292	1,472,000	1/17/47	300 bp	(22,584)
	CMBX NA BBB- Index	BBB-/P	5,248	1,472,000	1/17/47	300 bp	(23,628)
	CMBX NA BBB- Index	BBB-/P	5,248	1,472,000	1/17/47	300 bp	(23,628)
	CMBX NA BBB- Index	BBB-/P	12,449	1,599,000	1/17/47	300 bp	(18,918)
	CMBX NA BBB- Index	BBB-/P	17,229	1,730,000	1/17/47	300 bp	(16,709)
	CMBX NA BBB- Index	BBB-/P	11,227	2,862,000	1/17/47	300 bp	(44,916)
	CMBX NA BBB- Index	BBB-/P	3,249	3,008,000	1/17/47	300 bp	(55,758)
	CMBX NA BBB- Index	BBB-/P	162,223	6,016,000	1/17/47	300 bp	44,214
	CMBX NA BB Index	—	6,816	665,000	5/11/63	(500 bp)	6,835
	CMBX NA BB Index	—	775	638,000	5/11/63	(500 bp)	792
	CMBX NA BB Index	—	10,419	619,000	5/11/63	(500 bp)	10,436
	CMBX NA BB Index	—	(2,216)	209,000	5/11/63	(500 bp)	(2,210)
	CMBX NA BB Index	—	(1,441)	150,000	5/11/63	(500 bp)	(1,436)
	CMBX NA BB Index	—	2,419	107,000	5/11/63	(500 bp)	2,422
	CMBX NA BB Index	—	(1,180)	592,000	1/17/47	(500 bp)	9,255
	CMBX NA BBB- Index	BBB-/P	4,501	394,000	5/11/63	300 bp	4,888
	CMBX NA BBB- Index	BBB-/P	(4,582)	275,000	5/11/63	300 bp	(4,312)
	CMBX NA BBB- Index	BBB-/P	1,557	261,000	5/11/63	300 bp	1,814
	CMBX NA BBB- Index	BBB-/P	(2,423)	259,000	5/11/63	300 bp	(2,169)
	CMBX NA BBB- Index	BBB-/P	(2,598)	259,000	5/11/63	300 bp	(2,343)
	CMBX NA BBB- Index	BBB-/P	(2,598)	259,000	5/11/63	300 bp	(2,343)
	CMBX NA BBB- Index	BBB-/P	(1,043)	260,000	5/11/63	300 bp	(788)
	CMBX NA BBB- Index	BBB-/P	(2,072)	258,000	5/11/63	300 bp	(1,819)
	CMBX NA BBB- Index	BBB-/P	(1,407)	129,000	5/11/63	300 bp	(1,280)
	CMBX NA BBB- Index	BBB-/P	(136)	51,000	5/11/63	300 bp	(86)
	CMBX NA BBB- Index	BBB-/P	17,485	584,000	1/17/47	300 bp	6,029
	CMBX NA BBB- Index	BBB-/P	21,796	1,034,000	1/17/47	300 bp	1,168
	CMBX NA BBB- Index	BBB-/P	11,822	1,535,000	1/17/47	300 bp	(18,289)
	CMBX NA BBB- Index	BBB-/P	30,674	3,984,000	1/17/47	300 bp	(47,479)

	Total		$1,612,074	$(354,251)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(27,988,233)	$394,371,450	6/20/20	500 bp	$(1,275,658)

	Total		$(27,988,233)	$(1,275,658)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,410,234,144.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,673,673,510, resulting in gross unrealized appreciation and depreciation of $92,445,221 and $56,711,777, respectively, or net unrealized appreciation of $35,733,444.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$71,939,094	$71,939,093	$6,970	$1
	Putnam Short Term Investment Fund*	191,814,213	431,469,755	441,600,790	124,479	181,683,178
	Totals	$191,814,213	$503,408,849	$513,539,883	$131,449	$181,683,179
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $936,471,373 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts o hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $11,354,279 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,580,562 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,806,472 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$13,052,005	$13,822,550	$—
Capital goods	29,796,017	823,636	—
Communication services	6,636,024	5,631,864	—
Conglomerates	6,673,992	2,690,823	—
Consumer cyclicals	59,206,338	5,804,341	—
Consumer staples	50,151,561	9,762,053	—
Energy	23,268,139	4,524,536	—
Financials	88,618,664	34,023,800	—
Health care	61,114,717	6,616,112	—
Technology	68,905,752	22,529,682	—
Transportation	11,997,186	8,190,972	—
Utilities and power	17,936,845	7,391,857	—
Total common stocks	437,357,240	121,812,226	—
Asset-backed securities	$—	$—	$2,622,000
Commodity linked notes	—	$96,718,499	—
Corporate bonds and notes	—	126,912,452	—
Foreign government and agency bonds and notes	—	15,670,871	—
Investment companies	96,358,294	—	—
Mortgage-backed securities	—	175,979,845	10,374,458
Purchased options outstanding	—	8,650,106	—
Purchased swap options outstanding	—	670,996	—
Senior loans	—	50,953,315	—
U.S. government and agency mortgage obligations	—	301,426,664	—
Warrants	—	16,929,984	—
Short-term investments	198,203,179	48,766,825	—

Totals by level	$731,918,713	$964,491,783	$12,996,458

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,277,436	$—
Futures contracts	181,735	—	—
Written options outstanding	—	(519,563)	—
Written swap options outstanding	—	(1,956,022)	—
Forward premium swap option contracts	—	(37,712)	—
TBA sale commitments	—	(38,601,640)	—
Interest rate swap contracts	—	2,443,018	—
Total return swap contracts	—	17,482,948	—
Credit default contracts	—	24,746,250	—

Totals by level	$181,735	$4,834,715	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$26,807,592	$2,061,342
Foreign exchange contracts	3,175,193	1,897,757
Equity contracts	45,537,218	2,012,756
Interest rate contracts	7,987,207	7,666,179

Total	$83,507,210	$13,638,034

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,800,000
Purchased TBA commitment option contracts (contract amount)		$21,100,000
Purchased swap option contracts (contract amount)		$182,900,000
Written equity option contracts (contract amount)		$1,800,000
Written TBA commitment option contracts (contract amount)		$36,500,000
Written swap option contracts (contract amount)		$115,200,000
Futures contracts (number of contracts)		5,000
Forward currency contracts (contract amount)		$287,000,000
Centrally cleared interest rate swap contracts (notional)		$784,000,000
OTC total return swap contracts (notional)		$1,925,600,000
OTC credit default contracts (notional)		$155,000,000
Centrally cleared credit default contracts (notional)		$118,300,000
Warrants (number of warrants)		2,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	1,080,686	—	—	—	—	—	—	—	—	—	—	—	1,080,686
	OTC Total return swap contracts*#	623,363	277,419	—	5,562,726	49,443	6,878,174	853,917	—	302,902	—	—	—	4,839,320	—	19,387,264
	OTC Credit default contracts*#	855	280	—	—	75,276	—	18,606	—	—	—	—	—	—	—	95,017
	Centrally cleared credit default contracts§	—	—	362,111	—	—	—	—	—	—	—	—	—	—	—	362,111
	Futures contracts§	—	—	—	—	—	—	—	—	—	649,556	—	—	—	—	649,556
	Forward currency contracts#	216,461	487,302	—	207,369	435,160	258,145	199,232	150,541	227,062	—	385,478	483,325	—	125,118	3,175,193
	Forward premium swap option contracts#	—	—	—	—	48,934	—	—	—	90,770	—	—	—	—	—	139,704
	Purchased swap options#	39,522	44,158	—	25,120	386,073	—	153,979	—	22,144	—	—	—	—	—	670,996
	Purchased options#	—	—	—	—	—	—	—	—	8,650,106	—	—	—	—	—	8,650,106

	Total Assets	$880,201	$809,159	$1,442,797	$5,795,215	$994,886	$7,136,319	$1,225,734	$150,541	$9,292,984	$649,556	$385,478	$483,325	$4,839,320	$125,118	$34,210,633

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	754,896	—	—	—		—	—	—	—	—	—	—	754,896
	OTC Total return swap contracts*#	—	211,558	—	406,800	359,907	—	362,046	—	564,005	—	—	—	—	—	1,904,316
	OTC Credit default contracts*#	—	15,184	—	—	1,492,607	—	553,551	—	—	—	—	—	—	—	2,061,342
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	55,059	—	—	—	—	55,059
	Forward currency contracts#	58,104	228,572	—	191,566	258,216	62,068	54,167	101,802	292,224	—	126,825	359,839	—	164,374	1,897,757
	Forward premium swap option contracts#	—	—	—	—	49,523	—	—	—	127,893	—	—	—	—	—	177,416
	Written swap options#	34,378	46,154	—	21,701	375,939	—	104,128	—	1,373,722	—	—	—	—	—	1,956,022
	Written options#	—	7,592	—	379,290	—	—	—	—	132,681	—	—	—	—	—	519,563

	Total Liabilities	$92,482	$509,060	$754,896	$999,357	$2,536,192	$62,068	$1,073,892	$101,802	$2,490,525	$55,059	$126,825	$359,839	$—	$164,374	$9,326,371

	Total Financial and Derivative Net Assets	$787,719	$300,099	$687,901	$4,795,858	$(1,541,306)	$7,074,251	$151,842	$48,739	$6,802,459	$594,497	$258,653	$123,486	$4,839,320	$(39,256)	$24,884,262
	Total collateral received (pledged)##†	$(280,952)	$210,000	$—	$4,795,858	$(1,509,723)	$6,705,652	$(1,015,797)	$—	$6,270,000	$—	$258,653	$—	$4,839,320	$—
	Net amount	$1,068,671	$90,099	$687,901	$—	$(31,583)	$368,599	$1,167,639	$48,739	$532,459	$594,497	$—	$123,486	$—	$(39,256)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015